T. ROWE PRICE MID-CAP GROWTH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.6%
COMMUNICATION SERVICES 3.5%
Entertainment 1.3%
Spotify Technology (1)	1,200,000	291,084
Zynga, Class A (1)	17,750,000	161,880
		452,964
Interactive Media & Services 2.2%
IAC/InterActiveCorp (1)	1,500,000	179,670
Match Group (1)	4,929,932	545,497
		725,167
Total Communication Services		1,178,131
CONSUMER DISCRETIONARY 14.4%
Auto Components 1.0%
Aptiv	3,500,000	320,880
Visteon (1)	66,880	4,629
		325,509
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions (1)	240,000	36,490
ServiceMaster Global Holdings (1)(2)	7,600,000	303,088
		339,578
Hotels, Restaurants & Leisure 5.2%
Chipotle Mexican Grill (1)	200,000	248,742
Domino's Pizza	125,000	53,160
DraftKings, Class A (1)	2,000,000	117,680
Dunkin' Brands Group	3,500,000	286,685
Hilton Worldwide Holdings	4,000,000	341,280
Marriott International, Class A	1,425,000	131,927
MGM Resorts International	14,250,000	309,937
Vail Resorts	1,300,000	278,161
		1,767,572
Internet & Direct Marketing Retail 0.5%
Etsy (1)	1,500,000	182,445
		182,445

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Multiline Retail 2.4%
Dollar General	2,500,000	524,050
Dollar Tree (1)	3,250,000	296,855
		820,905
Specialty Retail 3.6%
Burlington Stores (1)	2,250,000	463,702
CarMax (1)	937,500	86,166
Five Below (1)	600,000	76,200
O'Reilly Automotive (1)	700,000	322,756
Ross Stores	1,700,000	158,644
Ulta Beauty (1)	425,000	95,192
		1,202,660
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica (1)	175,000	57,640
Tapestry	1,200,000	18,756
VF	2,000,000	140,500
		216,896
Total Consumer Discretionary		4,855,565
CONSUMER STAPLES 2.2%
Food & Staples Retailing 1.5%
Casey's General Stores (2)	2,300,000	408,595
Sprouts Farmers Market (1)	4,500,000	94,185
		502,780
Food Products 0.4%
TreeHouse Foods (1)(2)	3,500,000	141,855
		141,855
Household Products 0.3%
Reynolds Consumer Products	3,750,000	114,825
		114,825
Total Consumer Staples		759,460
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Concho Resources	4,000,000	176,480
Pioneer Natural Resources	1,250,000	107,487
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$4,038 (1)(3)(4)	1,337	5,145
Venture Global LNG, Series C, Acquisition Date: 10/16/17 - 3/8/18,
Cost $33,184 (1)(3)(4)	9,021	34,713
Total Energy		323,825
FINANCIALS 5.5%
Banks 0.3%
Webster Financial	4,050,000	106,960
		106,960
Capital Markets 3.6%
Cboe Global Markets	3,000,000	263,220
Churchill Capital III, Class A (1)(2)	10,000,000	102,500
KKR	7,000,000	240,380
MarketAxess Holdings	350,000	168,557
Pershing Square Tontine Holdings	425,000	3,047
Pershing Square Tontine Holdings, Class A, Warrants, 7/24/21 (1)	3,825,000	86,789
Raymond James Financial	1,250,000	90,950
Tradeweb Markets, Class A	4,400,000	255,200
		1,210,643
Insurance 1.6%
Assurant	1,997,300	242,292
Axis Capital Holdings	3,700,000	162,948
GoHealth, Class A (1)	2,750,000	35,819
Kemper	1,100,000	73,513
Selectquote (1)	1,750,000	35,438
		550,010
Total Financials		1,867,613
HEALTH CARE 25.6%
Biotechnology 5.3%
ACADIA Pharmaceuticals (1)	1,000,000	41,250
Alkermes (1)	7,450,000	123,447
Alnylam Pharmaceuticals (1)	1,250,000	182,000
Argenx, ADR (1)	743,338	195,141
Ascendis Pharma, ADR (1)	450,000	69,444
Exact Sciences (1)	2,025,000	206,449
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Incyte (1)	3,000,000	269,220
Ionis Pharmaceuticals (1)	3,000,000	142,350
Neurocrine Biosciences (1)	1,500,000	144,240
Seattle Genetics (1)	2,000,000	391,380
Ultragenyx Pharmaceutical (1)	455,000	37,396
		1,802,317
Health Care Equipment & Supplies 9.5%
Alcon (1)	3,250,000	185,087
Align Technology (1)	375,000	122,760
Cooper	1,600,000	539,392
DENTSPLY SIRONA	1,750,000	76,528
Hologic (1)(2)	13,500,000	897,345
ICU Medical (1)	800,000	146,208
IDEXX Laboratories (1)	350,000	137,588
Quidel (1)	550,000	120,659
Teleflex	2,180,000	742,116
West Pharmaceutical Services	850,000	233,665
		3,201,348
Health Care Providers & Services 0.6%
Acadia Healthcare (1)(2)	5,000,000	147,400
Molina Healthcare (1)	375,000	68,640
		216,040
Health Care Technology 1.3%
GoodRx Holdings, Class A (1)	180,376	10,029
Veeva Systems, Class A (1)	1,550,000	435,844
		445,873
Life Sciences Tools & Services 5.0%
Agilent Technologies	6,000,000	605,640
Avantor (1)	13,000,000	292,370
Bruker (2)	9,500,000	377,625
PPD (1)	2,895,397	107,101
PRA Health Sciences (1)	3,000,000	304,320
		1,687,056
Pharmaceuticals 3.9%
Catalent (1)	7,944,700	680,543
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Elanco Animal Health (1)	9,250,000	258,353
MyoKardia (1)	357,737	48,770
Perrigo	5,000,000	229,550
Royalty Pharma, Class A	1,938,115	81,536
		1,298,752
Total Health Care		8,651,386
INDUSTRIALS & BUSINESS SERVICES 16.6%
Aerospace & Defense 2.5%
BWX Technologies	4,250,000	239,317
L3Harris Technologies	970,000	164,745
Textron (2)	12,000,000	433,080
		837,142
Airlines 0.2%
Alaska Air Group	2,000,000	73,260
		73,260
Building Products 0.2%
Allegion	625,000	61,819
		61,819
Commercial Services & Supplies 0.4%
Waste Connections	1,500,000	155,700
		155,700
Industrial Conglomerates 0.9%
Roper Technologies	750,000	296,333
		296,333
Machinery 4.7%
Colfax (1)(2)	8,250,000	258,720
Fortive	4,750,000	361,997
IDEX	2,500,000	456,025
Ingersoll Rand (1)	14,000,000	498,400
		1,575,142
Professional Services 6.5%
Clarivate (1)	14,750,000	457,102
CoStar Group (1)	475,000	403,042
Dun & Bradstreet Holdings (1)	4,000,000	102,640

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Equifax	1,750,000	274,575
IHS Markit	2,725,000	213,940
TransUnion	4,250,000	357,553
Verisk Analytics	2,100,000	389,151
		2,198,003
Road & Rail 1.2%
JB Hunt Transport Services	3,200,000	404,416
		404,416
Total Industrials & Business Services		5,601,815
INFORMATION TECHNOLOGY 20.9%
Electronic Equipment, Instruments & Components 3.3%
Amphenol, Class A	1,250,000	135,338
Cognex	1,200,000	78,120
Corning	9,000,000	291,690
Keysight Technologies (1)	4,000,000	395,120
National Instruments	6,250,000	223,125
		1,123,393
IT Services 4.2%
Black Knight (1)	3,750,000	326,438
Broadridge Financial Solutions	1,000,000	132,000
Fiserv (1)	1,000,000	103,050
FleetCor Technologies (1)	1,500,000	357,150
Gartner (1)	900,000	112,455
Global Payments	1,493,600	265,233
Snowflake, Class A (1)	75,000	18,825
WEX (1)	700,000	97,279
		1,412,430
Semiconductors & Semiconductor Equipment 7.5%
Entegris	3,100,000	230,454
Inphi (1)	1,000,000	112,250
KLA	550,000	106,557
Marvell Technology Group	13,750,000	545,875
Maxim Integrated Products	4,500,000	304,245
Microchip Technology	5,550,000	570,318
Skyworks Solutions	2,000,000	291,000
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Xilinx	3,500,000	364,840
		2,525,539
Software 5.9%
Atlassian, Class A (1)	1,697,000	308,498
Bentley Systems, Class B (1)	465,096	14,604
Bill.com Holdings (1)	600,000	60,186
Ceridian HCM Holding (1)	4,000,000	330,600
Citrix Systems	500,000	68,855
Crowdstrike Holdings, Class A (1)	899,000	123,451
DocuSign (1)	2,500,000	538,100
Five9 (1)	500,000	64,840
Procore Technologies, Acquisition Date: 7/15/20, Cost $3,900
(1)(3)(4)	86,611	3,897
Slack Technologies, Class A (1)	2,500,000	67,150
Splunk (1)	1,737,800	326,932
SS&C Technologies Holdings	1,750,000	105,910
		2,013,023
Total Information Technology		7,074,385
MATERIALS 5.5%
Chemicals 0.5%
RPM International	2,000,000	165,680
		165,680
Construction Materials 0.3%
Martin Marietta Materials	400,000	94,144
		94,144
Containers & Packaging 4.0%
Avery Dennison	2,000,000	255,680
Ball	9,500,000	789,640
Packaging Corp. of America	945,836	103,144
Sealed Air	5,500,000	213,455
		1,361,919
Metals & Mining 0.7%
Kirkland Lake Gold	4,700,000	229,031
		229,031
Total Materials		1,850,774

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Class A, Acquisition Date: 5/26/15, Cost $3,315 (1)(3)(4)	233,899	—
Total Real Estate		—
UTILITIES 1.4%
Electric Utilities 0.3%
Eversource Energy	1,000,000	83,550
		83,550
Gas Utilities 0.3%
Atmos Energy	1,175,000	112,318
		112,318
Multi-Utilities 0.8%
Sempra Energy	2,250,000	266,310
		266,310
Total Utilities		462,178
Total Common Stocks (Cost $20,716,441)		32,625,132

CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.3%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$60,831 (1)(3)(4)	5,661,867	87,703
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$32,752 (1)(3)(4)	2,114,408	32,752
		120,455
Internet & Direct Marketing Retail 0.2%
Doordash, Series H, Acquisition Date: 6/17/20, Cost $12,222
(1)(3)(4)	53,249	12,222
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $42,389
(1)(3)(4)	119,888	46,594

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $1,380
(1)(3)(4)	3,301	1,380
		60,196
Total Consumer Discretionary		180,651
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Procore Technologies, Series B, Acquisition Date: 7/15/20, Cost
$2,600 (1)(3)(4)	57,740	2,598
Total Information Technology		2,598
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $21,046
(1)(3)(4)	1,263,943	—
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $16,536
(1)(3)(4)	993,098	—
Total Real Estate		—
Total Convertible Preferred Stocks (Cost $189,756)		183,249
SHORT-TERM INVESTMENTS 3.1%
MONEY MARKET FUNDS 3.1%
T. Rowe Price Treasury Reserve Fund, 0.12% (2)(5)	1,028,673,150	1,028,673
Total Short-Term Investments (Cost $1,028,673)		1,028,673
Total Investments in Securities 100.2%
(Cost $21,934,870)		$33,837,054
Other Assets Less Liabilities (0.2)%		(77,943)
Net Assets 100.0%		$33,759,111

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Level 3 in fair value hierarchy.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $227,004 and represents 0.7% of net assets.
(5)	Seven-day yield
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Acadia Healthcare	$(1,611)	$(18,705)	$—
Bruker	2,763	(108,469)	1,131
Casey's General Stores	1,466	45,266	2,064
Catalent	3,956	230,442	—
Churchill Capital III, Class A	24	(7,591)	—
Colfax	686	(42,144)	—
Hologic	2,984	189,157	—
ServiceMaster Global Holdings	767	23,130	—
Sprouts Farmers Market	(20,147)	25,605	—
Teleflex	33,624	(113,536)	2,355
Textron	1,816	(92,611)	705
Tradeweb Markets, Class A	964	43,646	939
TreeHouse Foods	39	(27,938)	—
Visteon	(38,118)	20,586	—
T. Rowe Price Treasury Reserve
Fund	—	—	7,244
Affiliates not held at period end	168,057	(315,510)	2,904
Totals	$157,270#	$(148,672)	$17,342+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
Acadia Healthcare	$172,744	$670	$7,309	$147,400
Bruker	479,118	8,092	1,116	377,625
Casey's General Stores	306,056	59,328	2,055	408,595
Catalent	450,400	1,267	1,566	*
Churchill Capital III, Class A	—	110,327	236	102,500
Colfax	300,135	2,613	1,884	258,720
CoreLogic	268,817	781	202,953	—
Gardner Denver Holdings	449,330	1,260	336,569	—
Hologic	704,835	7,782	4,429	897,345
Levi Strauss, Class A	48,225	124	45,706	—
Sensata Technologies
Holding	457,895	1,429	327,123	—
ServiceMaster Global
Holdings	*	128,856	1,585	303,088
Sprouts Farmers Market	116,100	12,358	59,878	*
Teleflex	880,870	6,248	31,466	*
Textron	*	37,566	2,475	433,080
Tradeweb Markets, Class A	*	78,154	1,015	*
TreeHouse Foods	169,750	1,014	971	141,855
Visteon	121,226	402	137,585	*
T. Rowe Price Treasury
Reserve Fund	1,530,427	¤	¤	1,028,673
Total				$4,098,881^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
* On the date indicated, issuer was held but not considered an affiliated company.
+ Investment income comprised $17,342 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,411,160.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$32,581,377	$—	$43,755	$32,625,132
Convertible Preferred Stocks	—	—	183,249	183,249
Short-Term Investments	1,028,673	—	—	1,028,673
Total	$33,610,050	$—	$227,004	$33,837,054